iShares®

iShares Trust

Supplement dated October 20, 2023 (the “Supplement”)

to the Summary Prospectus and Prospectus, each dated August 1, 2023, and the Statement of Additional Information (the “SAI”), dated August 1, 2023 (as revised October 13, 2023), for the iShares North American Tech-Multimedia Networking ETF (IGN) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

Change to the Fund’s Ticker

The first table provided in the Supplement dated October 16, 2023 to the Summary Prospectus, Prospectus and SAI for the Fund is deleted in its entirety and replaced with the following table:

Current Fund Name	Current Ticker	New Fund Name	New Ticker

iShares North American Tech-Multimedia Networking ETF	IGN	iShares U.S. Digital Infrastructure and Real Estate ETF	IDGT

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IS-A-SUPP-IDGT-1023

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FOR FUTURE REFERENCE